Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	$ 2,962,224
- Transfer from advances for vessels under construction	(111,511)
- Depreciation for the period	(79,361)	$ (85,562)
Balance, June 30, 2026	2,901,479
Cost [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	3,997,911
- Transfer from advances for vessels under construction	111,511
- Vessel upgrades and other vessel costs	8,704
- Other fixed assets	1,805
- Vessel sales	(105,922)
- Vessel transferred to held for sale	(25,226)
- Depreciation for the period	0
Balance, June 30, 2026	3,988,783
Accumulated depreciation [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	(1,122,964)
- Transfer from advances for vessels under construction	0
- Vessel upgrades and other vessel costs	0
- Other fixed assets	0
- Vessel sales	37,816
- Vessel transferred to held for sale	14,276
- Depreciation for the period	(79,361)
Balance, June 30, 2026	(1,150,233)
Net Book Value [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	2,874,947
- Transfer from advances for vessels under construction	111,511
- Vessel upgrades and other vessel costs	8,704
- Other fixed assets	1,805
- Vessel sales	(68,106)
- Vessel transferred to held for sale	(10,950)
- Depreciation for the period	(79,361)
Balance, June 30, 2026	$ 2,838,550